SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of payments in investment	$ 307,500	$ 307,500
Unrealized gain loss on investments		0
Concentration risk percentage				100.00%	100.00%	100.00%
Percentage of discount				10.00%
Asset retirement obligations, noncurrent	$ 321,253	$ 321,253		$ 321,253	$ 222,344
Percentage of cap on sale proceeds				65.00%
Percentage of additional profit sharing on remaining sale proceeds				26.7857%
Percentage of remaining sale proceeds				35.00%
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss)
Percentage of cap on sale proceeds				80.00%
Percentage of additional profit sharing on remaining sale proceeds				23.5294%
Percentage of remaining sale proceeds				20.00%
Percentage of operating cost per bbl multiplying NSO				80.00%